Basis of preparation and changes in accounting policies	12 Months Ended
Dec. 31, 2024
Basis of preparation and changes in accounting policies
Basis of preparation and changes in accounting policies

2     Basis of preparation and changes in accounting policies

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all the years presented unless otherwise stated.

2.1  Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets measured at fair value through other comprehensive income, financial assets at fair value through profit or loss and derivative financial assets and liabilities, which are carried at fair value and subsequent changes are recognized in the statement of comprehensive income.

The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4 below.

2.2  Recent accounting pronouncements

(a)   New and amended standards and interpretations adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2024:

●	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
●	Amendments to IAS 1 – Non-current liabilities with covenants
●	Amendments to IFRS 16 – Lease liability in sale and leaseback
●	Amendments to IAS 7 and IFRS 7 – Supplier finance arrangements

The amendments listed above did not have material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

(b)New standards and amendments to standards and interpretations not yet adopted

Certain new accounting standards and amendments to accounting standards and interpretations have been issued but not effective during the year 2024 and have not been early adopted by the Group in preparing these consolidated financial statements:

Effective for annual periods beginning on or after
Amendments to IAS 21 – Lack of Exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7 - Classification and measurement of financial instruments	January 1, 2026
Annual improvements to IFRS – Volume 11	January 1, 2026
IFRS 18 - Presentation and Disclosures in Financial Statements	January 1, 2027
IFRS 19 - Subsidiaries without Public Accountability: Disclosures	January 1, 2027

2     Basis of preparation and changes in accounting policies (Continued)

2.2  Recent accounting pronouncements (Continued)

(b)   New standards and amendments to standards and interpretations not yet adopted (Continued)

The Group is in the process of assessing potential impact of the above new amendments that is relevant to the Group upon initial application. According to the preliminary assessment, the above new amendments, other than IFRS 18, are not expected to have any significant impact on the Group’s consolidated balance sheets and results of operations upon adopting the above new amendments. IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements. The Group is currently assessing the detailed implications of applying IFRS 18 on the Group’s consolidated financial statements. From the high-level preliminary assessment performed, the following potential impacts have been identified:

●	Although the adoption of IFRS 18 will have no impact on the Group’s net profit, the Group expects that grouping items of income and expenses in the statement of profit or loss into the new categories will impact how operating profit is calculated and reported. From the high-level impact assessment that the Group has performed, the following items might potentially impact operating profit:
o	Foreign exchange differences currently aggregated in the line item ‘other income, gains or loss– net’ in operating profit might need to be disaggregated, with some foreign exchange gains or losses presented below operating profit.
o	IFRS 18 has specific requirements on the category in which derivative gains or losses are recognized – which is the same category as the income and expenses affected by the risk that the derivative is used to manage. Although the Group currently recognizes gains or losses in operating profit, there might be a change to where these gains or losses are recognized, and the Group is currently evaluating the need for change.
●	The line items presented on the primary financial statements might change as a result of the application of the concept of ‘useful structured summary’ and the enhanced principles on aggregation and disaggregation. In addition, since goodwill will be required to be separately presented in the statement of financial position, the Group will disaggregate goodwill and other intangible assets and present them separately in the statement of financial position.
●	The Group does not expect there to be a significant change in the information that is currently disclosed in the notes because the requirement to disclose material information remains unchanged; however, the way in which the information is grouped might change as a result of the aggregation/disaggregation principles. In addition, there will be significant new disclosures required for:
o	management-defined performance measures;
o	a break-down of the nature of expenses for line items presented by function in the operating category of the statement of profit or loss – this break-down is only required for certain nature expenses; and
o	for the first annual period of application of IFRS 18, a reconciliation for each line item in the statement of profit or loss between the restated amounts presented by applying IFRS 18 and the amounts previously presented applying IAS 1.

2     Basis of preparation and changes in accounting policies (Continued)

2.2  Recent accounting pronouncements (Continued)

(b)   New standards and amendments to standards and interpretations not yet adopted (Continued)

●	From a cash flow statement perspective, there will be changes to how interest received and interest paid are presented. Interest paid will be presented as financing cash flows and interest received as investing cash flows, which is a change from current presentation as part of operating cash flows.

The Group will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information will be restated in accordance with IFRS 18.

2.3  Changes in accounting policies

Borrowings are classified as current liabilities unless, at the end of the reporting period, if the Group has a right to defer settlement of the liability for at least 12 months after the reporting period. Covenants that the Group is required to comply with, on or before the end of the reporting period, are considered in classifying loan arrangements with covenants as current or non-current. Covenants that the Group is required to comply with after the reporting period do not affect the classification.

This new policy did not result in a change in the classification of Group’s borrowings. The Group did not make retrospective adjustments as a result of adopting the amendments to IAS 1.